SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended		30 Months Ended
	Jan. 01, 2023	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted			1,489,191
Options outstanding			2,434,535	5,230,344	5,230,344
Stock option grants per share			$ 14.92	$ 15.69
2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Percentage on total number of shares outstanding			4.00%
Number of shares authorized			5,675,841
Common stock available for issuance, awards granted					3,075,841
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Expiration period			10 years
Stock options | 2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted			1,676,073
Options outstanding			1,676,073
Stock options | 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted			758,462
Options outstanding			758,462
Stock options | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Expiration period			10 years
Unrecognized stock based compensation			$ 7,100
Unrecognized stock-based compensation weighted-average period			1 year 8 months 12 days
Stock options | Minimum | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			3 years
Stock options | Maximum | 2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			4 years
Unvested restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award
Unrecognized stock based compensation			$ 0
Unvested restricted stock units | 2021 Stock Option and Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award
Restricted stock units award			31,881
Unvested restricted stock units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			1 year
Unvested restricted stock units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vested term			4 years
Employee stock purchase plan awards
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of shares authorized		230,000	401,218
Number of additional shares authorized	247,229
Percentage of common stock purchase price		15.00%	1.00%
Offering period			6 months
Discount percentage on marker price		85.00%
Shares issued			76,011